UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.   Name and address of issuer:

     NML Variable Annuity Account B
     The Northwestern Mutual Life Insurance Company
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

2.   Name of each series or class of funds for which this Form is
     filed.   (If  the  Form is being filed for  all  series  and
     classes of funds of the issuer, check the box but do not list series or classes):

3.   Investment Company Act File Number:  811-1668

     Securities Act File Number:  2-29240

4(a). Last day of fiscal year for which this Form is filed: December 31, 1999

4(b).           Check box if this Form is being filed late (i.e.,
          more than 90 calendar days after the end of the issuer's fiscal year).

4(c).            Check  box  if this is the last time the  issuer
          will be filing this Form.

5.        Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                  $766,541,115

 (ii)     Aggregate price of securities redeemed
          or repurchased during the fiscal year:  $494,139,337

(iii)     Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                             $  0

 (iv)     Total available redemption credits
          [add items 5(ii) and 5(iii)]:           $494,139,337

  (v)     Net sales - if item 5(i) is greater
          than 5(iv) [subtract item 5(iv) from
          item 5(i)]:                             $272,401,778

 (vi)     Redemption credits available for use
          in future years - if item 5(i) is less
          than item 5(iv) [subtract item 5(iv) from
          item 5(i)]:                              $(  0  )

(vii)     Multiplier for determining registration
          fee:                                          x.000264

(viii) Registration fee due [multiply item 5(v) by item 5(vii)] (enter "0" if no fee is due): =$71,914.07

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                            +$  0

8.   Total  of  the  amount of the registration fee due  plus  any
     interest due [line 5(viii) plus line 7]:               =$71,914.07

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: February 29, 2000.

          Method of Delivery:

                             Wire Transfer
                             Mail or other means


                           SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



By:
    /s/Gary E. Long
     Vice President and Controller,
     The Northwestern Mutual Life Insurance Company

                                   Date:     March 1, 2000